Property, Plant and Equipment - Assets under finance leases (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fixed assets, amortisation and depreciation
Assets under finance lease
Assets under finance lease	€ 9,944	€ 9,415
Land and buildings
Assets under finance lease
Assets under finance lease	1,491	1,730
Plant and machinery
Assets under finance lease
Assets under finance lease	8,453	7,685
Gross carrying amount | Fixed assets, amortisation and depreciation
Assets under finance lease
Assets under finance lease	18,079	16,794
Gross carrying amount | Land and buildings
Assets under finance lease
Assets under finance lease	2,389	2,545
Gross carrying amount | Plant and machinery
Assets under finance lease
Assets under finance lease	15,690	14,249
Accumulated depreciation and amortisation | Fixed assets, amortisation and depreciation
Assets under finance lease
Assets under finance lease	(8,135)	(7,379)
Accumulated depreciation and amortisation | Land and buildings
Assets under finance lease
Assets under finance lease	(898)	(815)
Accumulated depreciation and amortisation | Plant and machinery
Assets under finance lease
Assets under finance lease	€ (7,237)	€ (6,564)